ACCOUNTS RECEIVABLE - Disclosure of detailed information about accounts receivable (Details) - CAD ($) $ in Thousands	Aug. 31, 2022	Aug. 31, 2021
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Trade receivables	$ 43,862	$ 20,205
Less: expected credit losses	71	0
Sales taxes receivable	1,419	195
Current portion of net investment in subleases	304	288
Accrued investment income	0	99
Government programs	0	187
Other receivables	787	61
Accounts receivable	46,372	21,035
Cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Trade receivables	44,983	20,915
Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Trade receivables	$ (1,050)	$ (710)